ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 14,187	$ 13,862
Non-current	4,741	4,607
Accounts receivable and other	$ 18,928	$ 18,469